ADVANCE TO VENDORS, NET - Allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Allowance for doubtful accounts for advance to vendors roll forward
Beginning balance	$ 254,538
Ending balance	175,135	$ 254,538
Nonrelated Party
Allowance for doubtful accounts for advance to vendors roll forward
Beginning balance	254,538	185,816
(Reversal) additions	(67,570)	83,213
Foreign currency translation adjustments	(11,833)	(14,491)
Ending balance	$ 175,135	$ 254,538